UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: September 30, 2009





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management Co. LLC

20 Winthrop Square

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, November 5, 2009





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    16

Form 13F information Table Value Total:    $1910

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Candela Corporation            COM              136907102      115    35000 SH       SOLE                    35000
Centennial Communications Corp CL A NEW         15133v208      152    19000 SH       SOLE                    19000
Goldleaf Financial Solutions,  COM NEW          38144h208       48    50000 SH       SOLE                    50000
Intellon Corporation           COM              45816w504      106    15000 SH       SOLE                    15000
MSC.Software Corp.             COM              553531104      109    13000 SH       SOLE                    13000
NYFIX, Inc.                    COM              670712108      124    75000 SH       SOLE                    75000
Nuveen Senior Income Fund      COM              67067y104      138    23900 SH       SOLE                    23900
OSG America LP                 COM UNIT LPI     671028108      101    10000 SH       SOLE                    10000
On2 Technologies, Inc.         COM              68338a107      118   200000 SH       SOLE                   200000
Putnam Master Intermdiate Inco SH BEN INT       746909100      150    25000 SH       SOLE                    25000
Schering-Plough Corporation    COM              806605101      226     8000 SH       SOLE                     8000
Sun Microsystems, Inc.         COM NEW          866810203      155    17000 SH       SOLE                    17000
Sunair Services Corporation    COM              867017105       80    30000 SH       SOLE                    30000
Tween Brands, Inc.             COM              901166108      134    16000 SH       SOLE                    16000
UTS Energy Corporation         COM              903396109       81    50000 SH       SOLE                    50000
iBasis, Inc.                   COM NEW          450732201       71    33430 SH       SOLE                    33430